UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-01976

Sequoia Fund, Inc.
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701, New York, NY 10153-4798
(Address of principal executive offices) (Zip code)

Robert D. Goldfarb
Ruane, Cunniff & Goldfarb Inc.
767 Fifth Avenue
Suite 4701
New York, New York 10153-4798
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 832-5280

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

Sequoia

Fund, Inc.

SEMI-ANNUAL
REPORT

(Unaudited)
JUNE 30, 2011

SEQUOIA FUND, INC.
ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
With Income Dividends and Capital Gains
Distributions Reinvested in Shares

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2011. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

PERIOD ENDED	Value of Initial $10,000 Investment	Value of Cumulative Reinvested Capital Gains Distributions	Value of Cumulative Reinvested Dividends	Total Value of Shares
July 15, 1970	$10,000	$—	$—	$10,000
May 31, 1971	11,750	—	184	11,934
May 31, 1972	12,350	706	451	13,507
May 31, 1973	9,540	1,118	584	11,242
May 31, 1974	7,530	1,696	787	10,013
May 31, 1975	9,490	2,137	1,698	13,325
May 31, 1976	12,030	2,709	2,654	17,393
May 31, 1977	15,400	3,468	3,958	22,826
Dec. 31, 1977	18,420	4,617	5,020	28,057
Dec. 31, 1978	22,270	5,872	6,629	34,771
Dec. 31, 1979	24,300	6,481	8,180	38,961
Dec. 31, 1980	25,040	8,848	10,006	43,894
Dec. 31, 1981	27,170	13,140	13,019	53,329
Dec. 31, 1982	31,960	18,450	19,510	69,920
Dec. 31, 1983	37,110	24,919	26,986	89,015
Dec. 31, 1984	39,260	33,627	32,594	105,481
Dec. 31, 1985	44,010	49,611	41,354	134,975
Dec. 31, 1986	39,290	71,954	41,783	153,027
Dec. 31, 1987	38,430	76,911	49,020	164,361
Dec. 31, 1988	38,810	87,760	55,946	182,516
Dec. 31, 1989	46,860	112,979	73,614	233,453
Dec. 31, 1990	41,940	110,013	72,633	224,586
Dec. 31, 1991	53,310	160,835	100,281	314,426
Dec. 31, 1992	56,660	174,775	112,428	343,863
Dec. 31, 1993	54,840	213,397	112,682	380,919
Dec. 31, 1994	55,590	220,943	117,100	393,633
Dec. 31, 1995	78,130	311,266	167,129	556,525
Dec. 31, 1996	88,440	397,099	191,967	677,506
Dec. 31, 1997	125,630	570,917	273,653	970,200
Dec. 31, 1998	160,700	798,314	353,183	1,312,197
Dec. 31, 1999	127,270	680,866	286,989	1,095,125
Dec. 31, 2000	122,090	903,255	289,505	1,314,850
Dec. 31, 2001	130,240	1,002,955	319,980	1,453,175
Dec. 31, 2002	126,630	976,920	311,226	1,414,776
Dec. 31, 2003	147,610	1,146,523	362,790	1,656,923
Dec. 31, 2004	154,270	1,200,687	379,159	1,734,116
Dec. 31, 2005	155,450	1,331,529	382,059	1,869,038
Dec. 31, 2006	152,750	1,496,788	375,422	2,024,960
Dec. 31, 2007	139,120	1,713,258	342,768	2,195,146
Dec. 31, 2008	95,270	1,265,238	241,397	1,601,905
Dec. 31, 2009	109,900	1,459,533	278,860	1,848,293
Dec. 31, 2010	129,290	1,745,828	333,509	2,208,627
June 30, 2011	144,310	1,948,646	372,253	2,465,209

The total amount of capital gains distributions reinvested in shares was $1,441,638. The total amount of dividends reinvested was $130,082, including return of capital distributions reinvested of $5,294.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

To the Shareholders of Sequoia Fund, Inc.

Dear Shareholder:

Sequoia Fund’s results for the second quarter of 2011 are shown below with comparable results for the S&P 500 Index:

To June 30, 2011	Sequoia Fund	Standard & Poor’s 500*
3 Months	1.06%	0.10%
6 Months	11.62%	6.02%
1 Year	28.23%	30.69%
5 Years (Annualized)	5.53%	2.94%
10 Years (Annualized)	6.12%	2.72%

The performance shown above represents past performance and does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance information shown.

* The S&P 500 Index is an unmanaged, capitalization-weighted index of the common stocks of 500 major US corporations. The performance data quoted represents past performance and assumes reinvestment of distributions. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Year to date performance as of the most recent month end can be obtained by calling DST Systems, Inc. at (800) 686-6884.

We are providing you with a copy of the transcript of the Ruane, Cunniff & Goldfarb Inc./Sequoia Fund, Inc. “Annual Investor Day 2011” meeting that was held on May 20th.

Sincerely,

Richard T. Cunniff Vice Chairman	Robert D. Goldfarb President	David M. Poppe Executive Vice President

August 19, 2011

FEES AND EXPENSES OF THE FUND
(UNAUDITED)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Annual Fund Operating Expenses

Management Fees	1.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses*	1.04%

* Does not reflect Ruane, Cunniff & Goldfarb Inc.’s (“Ruane, Cunniff & Goldfarb”) contractual reimbursement of a portion of the Fund’s operating expenses. This reimbursement is a provision of Ruane, Cunniff & Goldfarb’s investment advisory agreement with the Fund and the reimbursement will be in effect only so long as that investment advisory agreement is in effect. For the year ended December 31, 2010, the Fund’s annual operating expenses net of such reimbursement were 1.00%.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	$1,000	$1,116.20	$5.25
Hypothetical (5% return per year less expenses)	$1,000	$1,019.84	$5.01

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR BREAKDOWN (UNAUDITED)

As of June 30, 2011	Percent of Net Assets
U.S. Government Obligations	19.53
Healthcare	15.29
Diversified Companies	9.90
Retailing	8.71
Aerospace/Defense	7.50
Auto Parts	5.74
Industrial & Construction Supplies	5.70
Veterinary Diagnostics	4.47
Miscellaneous Securities	3.94
Flooring Products	3.63
Renewable Energy	2.18
Information Processing	2.05
Internet Software & Services	1.87
IT Consulting and Other Services	1.87
Investment Banking and Brokerage	1.32
Advertising	1.03
Other	5.27
100.00

The table below shows the changes of the Fund’s major positions for the period ended June 30, 2011:

Position	% of assets 6/30/2011	% of assets 12/31/2010
Valeant Pharmaceuticals International	13.4%	9.2%
Berkshire Hathaway	9.9%	10.6%
TJX Companies Inc.	5.9%	6.3%
Fastenal Company	5.7%	6.0%
Idexx Laboratories	4.5%	6.4%
Mohawk Industries	3.6%	4.3%
	43.0%	42.8%

SEQUOIA FUND, INC.
Schedule of Investments
June 30, 2011 (Unaudited)

COMMON STOCKS (80.20%)

Shares		Value (Note 1)
	ADVERTISING (1.03%)
933,743	Omnicom Group Inc.	$44,969,063
	AEROSPACE/DEFENSE (7.50%)
947,406	Precision Castparts Corp.	155,990,398
23,161,200	Qinetiq Group plc (United Kingdom)	44,863,244
12,376,114	Rolls-Royce Group plc (United Kingdom)	128,092,780
		328,946,422
	AUTO PARTS (5.74%)
2,449,400	Advance Auto Parts, Inc.	143,265,406
1,656,139	O’Reilly Automotive Inc. *	108,493,666
		251,759,072
	CONSTRUCTION EQUIPMENT (0.95%)
1,520,736	Ritchie Bros. Auctioneers Incorporated	41,805,033
	CRUDE OIL & GAS PRODUCTION (0.17%)
179,508	Canadian Natural Resources Limited	7,514,205
	DIVERSIFIED COMPANIES (9.90%)
3,273	Berkshire Hathaway Inc. Class A *	380,011,665
700,326	Berkshire Hathaway Inc. Class B *	54,198,229
		434,209,894
	DIVERSIFIED MANUFACTURING (0.92%)
765,664	Danaher Corporation	40,572,535
	ELECTRONIC MANUFACTURING SERVICES (0.07%)
77,500	Trimble Navigation Limited *	3,072,100
	FLOORING PRODUCTS (3.63%)
2,656,923	Mohawk Industries Inc. *	159,388,811
	FREIGHT TRANSPORTATION (0.30%)
256,500	Expeditors International Inc.	13,130,235
	HEALTHCARE (15.29%)
418,000	Becton, Dickinson and Company	36,019,060
529,800	Perrigo Company	46,553,526
11,320,000	Valeant Pharmaceuticals International Inc.	588,187,200
		670,759,786

Shares		Value (Note 1)
	INDUSTRIAL & CONSTRUCTION SUPPLIES (5.70%)
6,950,768	Fastenal Company	$250,158,140
	INDUSTRIAL GASES (0.89%)
359,017	Praxair, Inc.	38,913,853
	INFORMATION PROCESSING (2.05%)
298,457	MasterCard Inc.	89,937,032
	INSURANCE BROKERS (0.66%)
1,124,830	Brown & Brown Inc.	28,863,138
	INTERNET SOFTWARE & SERVICES (1.87%)
162,271	Google Inc. *	82,170,789
	INVESTMENT BANKING & BROKERAGE (1.32%)
435,000	The Goldman Sachs Group Incorporated	57,894,150
	IT CONSULTING & OTHER SERVICES (1.87%)
477,000	International Business Machines Corp.	81,829,350
	LABORATORY SUPPLIES (0.07%)
19,247	Mettler-Toledo International Inc. *	3,246,391
	PROPERTY AND CASUALTY INSURANCE (0.97%)
6,237,236	Hiscox Ltd. (United Kingdom)	41,926,700
21,000	Verisk Analytics, Inc. *	727,020
		42,653,720
	RENEWABLE ENERGY (2.18%)
343,000	First Solar, Inc. *	45,368,610
449,780	SMA Solar Technology AG (Germany)	50,090,199
		95,458,809
	RETAILING (8.71%)
39,666	Costco Wholesale Corporation	3,222,466
1,471,375	Target Corporation	69,022,201
4,934,190	TJX Companies, Inc.	259,193,001
949,032	Wal-Mart Stores, Inc.	50,431,560
		381,869,228
	VETERINARY DIAGNOSTICS (4.47%)
2,526,848	Idexx Laboratories Inc. †*	195,982,331
	Miscellaneous Securities (3.94%) (a)	172,515,097
	TOTAL COMMON STOCKS (Cost $1,810,831,172)	$3,517,619,184

U.S. GOVERNMENT OBLIGATIONS (19.53%)

Principal Amount		Value (Note 1)
$857,000,000	U.S. Treasury Bills, 0.010% – 0.034% due 7/14/2011 through 11/3/2011	$856,949,791
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $856,973,780)	856,949,791
	TOTAL INVESTMENTS (99.73%) †† (Cost $2,667,804,952)	4,374,568,975
	OTHER ASSETS LESS LIABILITIES (0.27%)	11,663,812
	NET ASSETS (100.00%)	$4,386,232,787

†	Refer to Note 8.
††	The cost for federal income tax purposes is identical.
*	Non-income producing.
(a)	“Miscellaneous Securities” include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2011, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Valuation Inputs	Common Stocks	U.S. Government Obligations	Total
Level 1 – Quoted Prices	$3,517,619,184	$339,952,400	$3,857,571,584
Level 2 – Other Significant Observable Inputs *	—	516,997,391	516,997,391
Total	$3,517,619,184	$856,949,791	$4,374,568,975

* Represents U.S. Treasury Bills with remaining maturities of 60 days or less which are valued at their amortized cost.

The accompanying notes are an integral part of these Financial Statements.

SEQUOIA FUND, INC.
Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $2,667,804,952) (Note 1)	$4,374,568,975
Cash on deposit with custodian	5,832,991
Receivable for capital stock sold	4,006,691
Dividends receivable	2,389,930
Receivable for investment securities sold	4,702,259
Other assets	28,372
Total assets	4,391,529,218
LIABILITIES
Payable for capital stock repurchased	1,078,787
Payable for investment securities purchased	451,215
Accrued investment advisory fee	3,620,734
Accrued other expenses	145,695
Total liabilities	5,296,431
Net assets applicable to 30,395,054 shares of capital stock outstanding (Note 4)	$4,386,232,787
Net asset value, offering price and redemption price per share	$144.31
NET ASSETS CONSIST OF
Capital (par value and paid in surplus) $.10 par value stock, 100,000,000 shares authorized	$2,652,377,331
Undistributed net realized gains on investments (Note 5)	27,091,433
Unrealized appreciation	1,706,764,023
Total net assets	$4,386,232,787

The accompanying notes form an integral part of these Financial Statements.

SEQUOIA FUND, INC.
Statement of Operations
Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends, net of $981,754 foreign tax withheld	$15,019,886
Interest	247,127
Total income	15,267,013
Expenses
Investment advisory fee (Note 2)	19,985,506
Legal and auditing fees	85,265
Stockholder servicing agent fees	327,774
Custodian fees	40,000
Directors fees and expenses (Note 6)	140,960
Other	57,495
Total expenses	20,637,000
Less expenses reimbursed by Investment Adviser (Note 2)	578,000
Net expenses	20,059,000
Net investment loss	(4,791,987)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Realized gain (loss) on
Investments
Unaffiliated companies	5,728,909
Affiliated companies (Note 8)	31,112,078
Foreign currency transactions	(72,240)
Net realized gain on investments and foreign currencies	36,768,747
Net increase (decrease) in unrealized appreciation on
Investments
Unaffiliated companies	531,360,360
Affiliated companies (Note 8)	(143,561,700)
Net increase in unrealized appreciation on investments	387,798,660
Net realized and unrealized gain on investments and foreign currencies	424,567,407
Net increase in net assets from operations	$419,775,420

The accompanying notes form an integral part of these Financial Statements.

SEQUOIA FUND, INC.
Statements of Changes in Net Assets

	Six Months Ended 6/30/11 (Unaudited)	Year Ended 12/31/10
INCREASE/(DECREASE) IN NET ASSETS
From operations
Net investment loss	$(4,791,987)	$(28,404)
Net realized gain on investments and foreign currencies	36,768,747	154,230,924
Net increase in unrealized appreciation on investments	387,798,660	406,099,002
Net increase in net assets from operations	419,775,420	560,301,522
Distributions to shareholders from
Net realized gains	—	(43,650,447)
Return of capital	—	(8,344,749)
Capital share transactions (Note 4)	478,742,728	111,636,350
Total increase	898,518,148	619,942,676
NET ASSETS
Beginning of period	3,487,714,639	2,867,771,963
End of period (including undistributed net investment income of $0 and $0, respectively)	$4,386,232,787	$3,487,714,639

The accompanying notes form an integral part of these Financial Statements.

SEQUOIA FUND, INC.
Notes to Financial Statements (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Sequoia Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A.	Valuation of investments: Investments are carried at market value or at fair value as determined under the supervision of the Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with the NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Foreign currencies: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B.	Accounting for investments: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C.	Federal income taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.
D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
E.	General: Dividends and distributions are recorded by the Fund on the ex-dividend date.
F.	Indemnification: The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE 2—INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS

The Fund retains Ruane, Cunniff & Goldfarb Inc. as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (the “Investment Adviser”) provides the Fund with investment advice, administrative services and facilities.

Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund’s average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2011 and the Investment Adviser reimbursed the Fund $578,000. Such reimbursement is not subject to recoupment by the Investment Adviser.

For the six months ended June 30, 2011, there were no amounts accrued or paid to interested persons, including officers and directors, other than advisory fees of $19,985,506 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $193,046 to Ruane, Cunniff & Goldfarb LLC, the Fund’s distributor. Certain officers of the Fund are also officers of the Investment Adviser and the Fund’s distributor. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund’s capital shares during the six months ended June 30, 2011.

NOTE 3—PORTFOLIO TRANSACTIONS

The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2011 were $427,128,799 and $78,553,117, respectively. Included in proceeds of sales is $13,041,776 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $9,716,555.

At June 30, 2011 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,730,606,237 and $23,842,214, respectively.

NOTE 4—CAPITAL STOCK

At June 30, 2011 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2011 and the year ended December 31, 2010 were as follows:

	2011		2010
	Shares	Amount	Shares	Amount
Shares sold	4,454,438	$623,666,048	3,352,182	$406,319,850
Shares issued to stockholders on reinvestment of
Net realized gains on investments	—	—	283,070	35,256,313
Return of capital	—	—	53,730	6,750,472
	4,454,438	623,666,048	3,688,982	448,326,635
Shares repurchased	1,036,256	144,923,320	2,807,613	336,690,285
Net increase (decrease)	3,418,182	$478,742,728	881,369	$111,636,350

NOTE 5—FEDERAL INCOME TAXES

Distributions to shareholders are determined in accordance with federal tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts based on federal tax regulations. During the six months ended June 30, 2011 permanent differences primarily due to a net investment loss not deductible for tax purposes, realized gains on redemptions in kind not recognized for tax purposes and different book and tax treatment of net realized losses on foreign currency transactions resulted in a net decrease in net accumulated investment loss of $4,791,987 and undistributed net realized gains on investments of $9,644,314 with a corresponding increase in paid in surplus of $4,852,327. These reclassifications had no effect on net assets.

There were no distributions paid during the six months ended June 30, 2011. The tax character of distributions paid during the year ended December 31, 2010 was as follows:

2010
Distributions paid from
Long-term capital gains	$43,650,447
Return of capital	8,344,749
Total distributions	$51,995,196

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	$27,091,433
Unrealized appreciation	1,706,764,023
$1,733,855,456

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open years (tax years ended December 31, 2007 through December 31, 2010) and has concluded that no provision for unrecognized benefits or expenses is required in these financial statements.

NOTE 6—DIRECTORS FEES AND EXPENSES

Directors who are not deemed “interested persons” receive fees of $10,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2011 was $140,960.

NOTE 7—INTERIM FINANCIAL STATEMENTS

The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly they do not express an opinion thereon.

NOTE 8—AFFILIATED COMPANIES

Portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as “affiliated companies.” As of December 31, 2010, the Fund held one investment which was an affiliated company as defined above. The summary of transactions for the affiliate during the six months ended June 30, 2011 is provided below:

	Purchases		Sales		Realized Gain	Dividend Income
Affiliate	Shares	Cost	Shares	Cost
Idexx Laboratories Inc.	—	—	713,730	$20,541,120	$31,112,078	—

As of June 30, 2011, the Fund had no investments in companies that would be deemed to be affiliated companies.

NOTE 9—SUBSEQUENT EVENTS

Accounting principles generally accepted in the United States of America require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NOTE 10—NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTE 11—FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009		2008	2007	2006
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$129.29		$109.90	$95.27		$139.12	$152.75	$155.45
Income from investment operations
Net investment income (loss)	(0.17)		0.00 (a)	0.00	(a)	0.40	0.46	(0.70)
Net realized and unrealized gains (losses) on investments	15.19		21.35	14.65		(37.11)	13.48	13.60
Total from investment operations	15.02		21.35	14.65		(36.71)	13.94	12.90
Less distributions
Dividends from net investment income	—		—	(0.02)		(0.42)	(0.45)	—
Distributions from net realized gains	—		(1.65)	(0.00	)(a)	(6.72)	(27.12)	(15.60)
Return of capital	—		(0.31)	—		—	—	—
Total distributions	—		(1.96)	(0.02)		(7.14)	(27.57)	(15.60)
Net asset value, end of period	$144.31		$129.29	$109.90		$95.27	$139.12	$152.75
Total Return	11.62	%†	19.50%	15.38%		(27.03)%	8.40%	8.34%
Ratios/Supplemental data
Net assets, end of period (in millions)	$4,386.2		$3,487.7	$2,867.8		$2,486.2	$3,513.5	$3,599.8
Ratio of expenses to average net assets
Before expense reimbursement	1.03	%††	1.04%	1.05%		1.04%	1.03%	1.03%
After expense reimbursement	1.00	%††	1.00%	1.01%		1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.24	)%††	(0.00)%	0.01%		0.33%	0.29%	(0.46)%
Portfolio turnover rate	4	%†	23%	15%		12%	13%	14%

†	Not annualized
††	Annualized
(a)	Represents less than $0.01 per share.

Other information (Unaudited)

Please consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain year to date performance as of the most recent month end, and a copy of the prospectus by calling 1-800-686-6884, or on the Fund’s website at http://www.sequoiafund.com. Please read the prospectus carefully before investing.

Shares of the Fund are offered through the Fund’s distributor, Ruane, Cunniff & Goldfarb LLC. Ruane, Cunniff & Goldfarb LLC is an affiliate of Ruane, Cunniff & Goldfarb Inc. and is a member of FINRA. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be offered only to persons in the United States and by way of a prospectus. This should not be considered a solicitation or offering of any product or service to investors residing outside of the United States.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information regarding the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund’s portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund’s web site at http://www.sequoiafund.com/fund-reports.htm.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund’s web site at www.sequoiafund.com and use the “Shareholder Information” link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission’s web site at www.sec.gov or by calling DST Systems, Inc. at (800) 686-6884.

SEQUOIA FUND, INC.
767 Fifth Avenue, Suite 4701
New York, New York 10153-4798
(800) 686-6884
Website: www.sequoiafund.com

DIRECTORS

Richard T. Cunniff
Robert D. Goldfarb
David M. Poppe
Vinod Ahooja
Roger Lowenstein, Chairman of the Board
C. William Neuhauser
Sharon Osberg
Robert L. Swiggett

OFFICERS

Richard T. Cunniff	— Vice Chairman
Robert D. Goldfarb	— President
David M. Poppe	— Executive Vice President
Joseph Quinones, Jr.	— Vice President, Secretary, Treasurer & Chief Compliance Officer
Michael Valenti	— Assistant Secretary

INVESTMENT ADVISER

Ruane, Cunniff & Goldfarb Inc.
767 Fifth Avenue, Suite 4701
New York, New York 10153-4798

DISTRIBUTOR

Ruane, Cunniff & Goldfarb LLC
767 Fifth Avenue, Suite 4701
New York, New York 10153-4798

CUSTODIAN

The Bank of New York
MF Custody Administration Department
One Wall Street, 25th Floor
New York, New York 10286

REGISTRAR AND SHAREHOLDER SERVICING AGENT

DST Systems, Inc.
P.O. Box 219477
Kansas City, Missouri 64121

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, New York 10004

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS

(a) The Schedule of Investments is Included in Item 1, Reports to Stockholders.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this  report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.

By: /s/ Robert D. Goldfarb
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert D. Goldfarb
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 31, 2011

By: /s/ Joseph Quinones, Jr.
        Joseph Quinones, Jr.
        Vice President, Secretary, Treasurer

Date:  August 31, 2011